UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh             NEW YORK, NY                5/8/07
       ------------------------   ------------------------------  ----------
             [Signature]                [City, State]               [Date]




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        67
                                               -------------

Form 13F Information Table Value Total:        $609,054
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.          Form 13F File Number            Name
NONE

                                                  Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ---------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                           VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ---------- -------- ----------- ------ ----
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
ADVANCED MAGNETICS INC         COM              00753P103    4,441      73,678 SH          SOLE                 73,678      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
ALEXION PHARMACEUTICALS INC    COM              015351109    1,730      40,000 SH          SOLE                 40,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1  02607PAB3      480     500,000 SH          SOLE                500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
AMERICAN TOWER CORP            CL A             029912201    4,090     105,000 SH          SOLE                105,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
AMGEN INC                      NOTE 0.125% 2/0  031162AN0   27,399  30,000,000 SH          SOLE             30,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3    4,493   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
APEX SILVER MINES LTD          NOTE 2.875% 3/1  03760XAB7    5,951   7,500,000 SH          SOLE              7,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
APEX SILVER MINES LTD          NOTE 4.000% 9/1  03760XAD3    6,250   7,500,000 SH          SOLE              7,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
BASIC ENERGY SVCS INC NEW      COM              06985P100    4,729     202,965 SH          SOLE                202,965      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    2,831     164,000 SH          SOLE                164,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
BRISTOL MYERS SQUIBB CO        DBCV 9/1         110122AN8   15,094  15,000,000 SH          SOLE             15,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CELL THERAPEUTICS INC          NOTE 4.000% 7/0  150934AF4      600   1,000,000 SH          SOLE              1,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934AK3    2,895   3,600,000 SH          SOLE              3,600,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AD9    8,186  10,500,000 SH          SOLE             10,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CELL THERAPEUTICS INC          NOTE 5.750% 6/1  150934AC1      690   1,000,000 SH          SOLE              1,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CHENIERE ENERGY INC            NOTE 2.250% 8/0  16411RAE9    8,019   7,500,000 SH          SOLE              7,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2    8,488  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CONTINENTAL AIRLS INC          CL B             210795308    4,316     118,600 SH          SOLE                118,600      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CORE LABORATORIES LP           NOTE 0.250% 10/3 21868FAB9   10,545  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CROWN CASTLE INTL CORP         COM              228227104    2,088      65,000 SH          SOLE                 65,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
CTS CORP                       NOTE 2.125% 5/0  126501AC9    8,537   8,000,000 SH          SOLE              8,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
D R HORTON INC                 COM              23331A109    5,610     255,000 SH          SOLE                255,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
E M C CORP MASS                NOTE 1.750% 12/0 268648AK8    8,058   7,500,000 SH          SOLE              7,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
E M C CORP MASS                NOTE 1.750% 12/0 268648AM4    5,366   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
EXPRESSJET HOLDINGS INC        NOTE 4.250% 8/0  30218UAB4   14,861  15,500,000 SH          SOLE             15,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
FORD MTR CO CAP TR II          PFD TR CV 6.5%   345395206   47,477   1,325,000 SH          SOLE              1,325,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
FORD MTR CO DEL                NOTE 4.250% 12/1 345370CF5   82,947  75,000,000 SH          SOLE             75,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GATEWAY INC                    NOTE 1.500% 12/3 367626AB4    8,805  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GENERAL MOTORS CORP            DEB SR CVC 33    370442717   42,195   1,850,000 SH          SOLE              1,850,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GENESIS HEALTHCARE CORP        SDCV 2.500% 3/1  37184DAE1   12,982  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GENESIS LEASE LTD              ADR              37183T107    6,438     246,200 SH          SOLE                246,200      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8    5,639   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GILEAD SCIENCES INC            NOTE 0.625% 5/0  375558AH6   11,465  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GOLDMAN SACHS GROUP INC        COM              38141G104    5,166      25,000 SH          SOLE                 25,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
GROUP 1 AUTOMOTIVE INC         FRNT 2.250% 6/1  398905AE9   13,042  15,000,000 SH          SOLE             15,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
HOST HOTELS & RESORTS INC      COM              44107P104    1,184      45,000 SH          SOLE                 45,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
HUGHES COMMUNICATIONS INC      COM              444398101    4,933     100,000 SH          SOLE                100,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1  448407AF3   12,090  13,000,000 SH          SOLE             13,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
INCYTE CORP                    NOTE 3.500% 2/1  45337CAF9    1,127   1,250,000 SH          SOLE              1,250,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
INHALE THERAPEUTIC SYS INC     NOTE 3.500% 10/1 457191AH7    7,609   7,735,000 SH          SOLE              7,735,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
ISIS PHARMACEUTICALS INC       COM              464330109      109      11,800 SH          SOLE                 11,800      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7    5,352   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
LAWSON SOFTWARE INC NEW        COM              52078P102    3,236     400,000 SH          SOLE                400,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
LIONS GATE ENTMNT CORP         NOTE 3.625% 3/1  535919AG9    5,253   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
LITHIA MTRS INC                NOTE 2.875% 5/0  536797AB9    9,503   9,828,000 SH          SOLE              9,828,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
LORAL SPACE & COMMUNICATNS L   COM              543881106    3,719      73,093 SH          SOLE                 73,093      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0   20,443  20,000,000 SH          SOLE             20,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8   10,236  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4    4,488  10,000,000 SH          SOLE             10,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
NATIONAL FINL PARTNERS CORP    NOTE 0.750% 2/1  63607PAA7    4,947   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
PEABODY ENERGY CORP            SDCV 4.750% 12/1 704549AG9   15,979  16,000,000 SH          SOLE             16,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3  717125AC2    1,890   2,000,000 SH          SOLE              2,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1    6,711   7,000,000 SH          SOLE              7,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
PLAYBOY ENTERPRISES INC        NOTE 3.000% 3/1  728117AB8   13,996  15,000,000 SH          SOLE             15,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
QUANTUM CORP                   NOTE 4.375% 8/0  747906AE5    4,769   5,000,000 SH          SOLE              5,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
RENAISSANCE ACQUISITION CORP   *W EXP 01/28/201 75966C115      449   1,182,000 SH          SOLE              1,182,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
RENAISSANCE ACQUISITION CORP   COM              75966C305    3,256     591,000 SH          SOLE                591,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
SUNPOWER CORP                  COM CL A         867652109      702      15,439 SH          SOLE                 15,439      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
SUNPOWER CORP                  DBCV 1.250% 2/1  867652AA7    1,557   1,500,000 SH          SOLE              1,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
TIME WARNER CABLE INC          CL A             88732J108   10,544     281,387 SH          SOLE                281,387      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
U S G CORP                     COM NEW          903293405   19,679     421,575 SH          SOLE                421,575      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
UAL CORP                       COM NEW          902549807    3,435      89,993 SH          SOLE                 89,993      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
UNITED AUTO GROUP INC          NOTE 3.500% 4/0  909440AH2    4,240   4,000,000 SH          SOLE              4,000,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
UNITED THERAPEUTICS CORP DEL   NOTE 0.500% 10/1 91307CAD4    2,407   2,500,000 SH          SOLE              2,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
WATSON PHARMACEUTICALS INC     DBCV 1.750% 3/1  942683AC7   10,723  11,500,000 SH          SOLE             11,500,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
WILLBROS GROUP INC             NOTE 2.750% 3/1  969199AC2   10,526   8,643,000 SH          SOLE              8,643,000      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....
ZYMOGENETICS INC               COM              98985T109    2,059     132,295 SH          SOLE                132,295      0    0
............................... ................ ......... ......... .......... ... .... .......... ........ ........... ...... ....

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